Income taxes	12 Months Ended
Dec. 31, 2014
Income taxes [Abstract]
Income taxes
15.	Income taxes

Profit / (loss) before taxes was derived from the following sources:

	For the year ended
	Dec 31, 2014	Dec 31, 2013	Dec 31, 2012
Domestic (Ireland and Bermuda)	1,707,223	(3,808,877)	(4,487,856)
Foreign	—	—	—
	1,707,223	(3,808,877)	(4,487,856)

The components of the provision for income taxes are as follows:

	For the year ended
	Dec 31, 2014	Dec 31, 2013	Dec 31, 2012
Domestic – Ireland Only:
Current tax expenses	(46,749)	(33,726)	(26,896)
Deferred tax expense	—	—	(24,341)
Income tax expense for year	(46,749)	(33,726)	(51,237)

The deferred tax (expense) / benefit was calculated as follows:

	For the year ended
	Dec 31, 2014	Dec 31, 2013	Dec 31, 2012
Change in valuation allowance	—	—	(24,341)
Deferred tax expense	—	—	(24,341)

As the result of a commercial reorganization in the year ended December 31, 2014 there were some changes to the Company’s taxation jurisdictions (see Note 2.28). All domestic tax arises under the Irish tax jurisdiction. There is no direct relationship between the provision for taxes and profit or loss before taxes for companies availing of the tonnage tax election in Ireland because Ireland operates a tonnage taxation regime which computes Irish corporation tax by reference to the weight of the ships rather than accounting profits. Accordingly, a reconciliation between the tax expense and the tax calculated based on net profit / (loss) at the Irish statutory rate, has not been presented herein as it would not provide additional useful information to users of the consolidated financial statements. All tax years are open to audit by tax authorities.